Segments - Summary of Geographical Segments Banking (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Underlying income
- Net interest income	€ 13,647	€ 13,241	€ 12,561
- Net commission income	2,710	2,433	2,318
Underlying expenditure
- Additions to loan loss provision	676	974
Taxation	2,539	1,705	1,924
Net result IFRS (continuing operations)	5,546	4,609	5,410
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,464	4,975	4,926
Underlying [member]
Underlying expenditure
- Operating expenses	10,505	10,430	10,593
Taxation	2,418	2,064	1,953
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,516	5,300	5,095
Special items [member]
Underlying expenditure
- Operating expenses		(1,157)	(77)
Taxation	(121)	358	19
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	0	799	58
Divestments [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)			(367)
Netherlands [member]
Underlying expenditure
Taxation	812	493	652
Geographical Segments Banking [Member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	5,516	4,501	5,404
Geographical Segments Banking [Member] | Underlying [member]
Underlying income
- Net interest income	13,646	13,241	12,590
- Net commission income	2,714	2,433	2,320
- Total investment and other income	2,162	2,195	2,803
Total underlying income	18,521	17,869	17,713
Underlying expenditure
- Operating expenses	9,829	9,456	9,246
- Additions to loan loss provision	676	974	1,347
Total underlying expenses	10,505	10,430	10,593
Underlying result before taxation	8,016	7,439	7,120
Taxation	2,418	2,064	1,953
Non-controlling interests	82	75	72
Underlying net result	5,516	5,300	5,095
Geographical Segments Banking [Member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)	0	(799)	(58)
Geographical Segments Banking [Member] | Divestments [member]
Underlying expenditure
Net result IFRS (continuing operations)			367
Geographical Segments Banking [Member] | Netherlands [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	2,677	1,863	2,148
Geographical Segments Banking [Member] | Netherlands [member] | Underlying [member]
Underlying income
- Net interest income	4,480	4,699	4,677
- Net commission income	871	779	754
- Total investment and other income	1,141	967	1,428
Total underlying income	6,492	6,445	6,861
Underlying expenditure
- Operating expenses	2,930	3,301	3,220
- Additions to loan loss provision	3	310	654
Total underlying expenses	2,933	3,610	3,875
Underlying result before taxation	3,559	2,835	2,985
Taxation	882	705	779
Underlying net result	2,677	2,130	2,206
Geographical Segments Banking [Member] | Netherlands [member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)		(268)	(58)
Geographical Segments Banking [Member] | Belgium [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	546	306	765
Geographical Segments Banking [Member] | Belgium [member] | Underlying [member]
Underlying income
- Net interest income	2,089	2,183	2,287
- Net commission income	519	482	497
- Total investment and other income	574	462	402
Total underlying income	3,183	3,128	3,185
Underlying expenditure
- Operating expenses	2,063	1,796	1,943
- Additions to loan loss provision	160	215	166
Total underlying expenses	2,223	2,010	2,109
Underlying result before taxation	960	1,118	1,075
Taxation	416	319	304
Non-controlling interests	(2)	1	6
Underlying net result	546	797	765
Geographical Segments Banking [Member] | Belgium [member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)		(491)
Geographical Segments Banking [Member] | Germany [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	988	875	743
Geographical Segments Banking [Member] | Germany [member] | Underlying [member]
Underlying income
- Net interest income	2,172	2,025	1,812
- Net commission income	269	241	215
- Total investment and other income	148	(21)	83
Total underlying income	2,589	2,245	2,109
Underlying expenditure
- Operating expenses	1,154	987	917
- Additions to loan loss provision	(15)	(13)	77
Total underlying expenses	1,140	973	994
Underlying result before taxation	1,449	1,272	1,115
Taxation	459	395	370
Non-controlling interests	2	2	2
Underlying net result	988	875	743
Geographical Segments Banking [Member] | Other Challengers [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	234	423	329
Geographical Segments Banking [Member] | Other Challengers [member] | Underlying [member]
Underlying income
- Net interest income	1,527	1,373	1,268
- Net commission income	232	171	156
- Total investment and other income	(49)	136	14
Total underlying income	1,709	1,681	1,439
Underlying expenditure
- Operating expenses	1,142	951	840
- Additions to loan loss provision	201	120	99
Total underlying expenses	1,344	1,071	938
Underlying result before taxation	366	610	501
Taxation	132	174	172
Underlying net result	234	436	329
Geographical Segments Banking [Member] | Other Challengers [member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)		(13)
Geographical Segments Banking [Member] | Growth Markets [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	527	504	730
Geographical Segments Banking [Member] | Growth Markets [member] | Underlying [member]
Underlying income
- Net interest income	1,515	1,274	1,147
- Net commission income	316	309	267
- Total investment and other income	296	460	330
Total underlying income	2,127	2,043	1,743
Underlying expenditure
- Operating expenses	1,126	1,103	1,061
- Additions to loan loss provision	241	240	176
Total underlying expenses	1,367	1,343	1,237
Underlying result before taxation	760	700	506
Taxation	151	125	79
Non-controlling interests	82	71	64
Underlying net result	527	504	363
Geographical Segments Banking [Member] | Growth Markets [member] | Divestments [member]
Underlying expenditure
Net result IFRS (continuing operations)			367
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	813	766	1,021
Geographical Segments Banking [Member] | Wholesale Banking Rest Of World [member] | Underlying [member]
Underlying income
- Net interest income	1,636	1,579	1,551
- Net commission income	509	452	435
- Total investment and other income	245	202	580
Total underlying income	2,390	2,233	2,566
Underlying expenditure
- Operating expenses	1,113	1,029	1,003
- Additions to loan loss provision	85	103	175
Total underlying expenses	1,198	1,132	1,178
Underlying result before taxation	1,192	1,101	1,387
Taxation	379	335	367
Underlying net result	813	766	1,021
Geographical Segments Banking [Member] | Other [member]
Underlying expenditure
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	(269)	(234)	(334)
Geographical Segments Banking [Member] | Other [member] | Underlying [member]
Underlying income
- Net interest income	227	107	(153)
- Net commission income	(3)	(2)	(4)
- Total investment and other income	(193)	(12)	(33)
Total underlying income	31	94	(189)
Underlying expenditure
- Operating expenses	301	290	262
- Additions to loan loss provision	1
Total underlying expenses	301	290	262
Underlying result before taxation	(270)	(197)	(451)
Taxation	(1)	10	(117)
Underlying net result	(269)	(207)	€ (334)
Geographical Segments Banking [Member] | Other [member] | Special items [member]
Underlying expenditure
Net result IFRS (continuing operations)	€ 0	€ (27)